Derivative Financial Instruments - Gross Positions with Impact of Netting Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Other Assets [Member]	Dec. 31, 2012 Other Assets [Member]	Dec. 31, 2013 Other Liabilities [Member]	Jan. 31, 2012 Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Gross position, Assets	$ 2,010	$ 2,785	$ 2,010	$ 2,785
Impact of master netting agreements, Assets			(386)	(544)
Derivative values with impact of master netting agreements (as carried on balance sheet), Assets			1,624	2,241
Cash collateral (held) pledged, Assets			(687)	(1,423)
Net position, Assets			937	818
Gross position, Liabilities	(1,957)	(2,499)			(1,957)	(2,499)
Impact of master netting agreements, Liabilities					386	544
Derivative values with impact of master netting agreements (as carried on balance sheet), Liabilities					(1,571)	(1,955)
Cash collateral (held) pledged, Liabilities					777	973
Net position, Liabilities					$ (794)	$ (982)